UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended June 30, 2008.

Check here if Amendment [  ]: Amendment Number:
This Amendment (Check only one):    [  ] is a restatement.
                                    [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:              Knoll Capital Management, L.P.
                   KOM Capital Management, LLC

Address:           666 Fifth Avenue
                   37th Floor
                   New York, New York 10103

Form 13F File Numbers:

1) Knoll Capital Management, L.P.: 028-11424
2) KOM Capital Management, LLC: 028-11425

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Fred Knoll
Title:    President
Phone:    (212) 808-7474

Signature, Place, and Date of Signing:

/s/  Fred Knoll, New York, New York, August 13, 2008.

Report Type (Check only one.):
[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager is reported in this report and a portion is reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager: NONE

                              FORM 13F SUMMARY PAGE



Report Summary:



Number of Other Included Managers: 1



Form 13F Information Table Entry Total: 24 Data Records



Form 13F Information Table Value Total:  $191,501
                                        ---------

                                           (x1000)


List of Other Included Managers:



Form 13F File Number                Name

028-11425                           KOM Capital Management, LLC
---------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
      Column 1           Column 2      Column 3      Column 4      Column 5                    Column 6    Column 7     Column 8
------------------------------------------------------------------------------------------------------------------------------------
NAME OF ISSUER            TITLE OF       CUSIP         VALUE       SHRS OR      SH/PR   PUT/     INV.      OTHER         VOTING
                           CLASS                      (X1000)       PRN AMT.             CALL    DISCR.     MNGRS.        ------
                                                                                                                        AUTHORITY
                                                                                                                        ---------
                                                                                                                       SOLE SHARED
                                                                                                                          NONE
------------------------------------------------------------------------------------------------------------------------------------
Abraxis Bioscience Inc.      COM       00383E106          4370       68867     SH                SOLE                         68867
New
------------------------------------------------------------------------------------------------------------------------------------
Alfacell Corp.               COM       0154041106         1626     3694355     SH                SOLE                       3694355
------------------------------------------------------------------------------------------------------------------------------------
A-Power Energy               COM       G04136100          4918      184533     SH                SOLE                        184533
Generation Sys
------------------------------------------------------------------------------------------------------------------------------------
ATP Oil & Gas                COM       00208J108         28968      733915     SH                SOLE                        733915
Corporation
------------------------------------------------------------------------------------------------------------------------------------
Cano Petroleum Inc           COM       137801106          5970      751828     SH                SOLE                        751828
------------------------------------------------------------------------------------------------------------------------------------
Delta Petroleum Corp.        COM       247907207         14799      579882     SH                SOLE                        579882
New
------------------------------------------------------------------------------------------------------------------------------------
DigitalFx International      COM       25389E107             3       10550     SH                SOLE                         10550
Inc.
------------------------------------------------------------------------------------------------------------------------------------
First Marblehead Corp.       COM       320771108          1208      470000     SH                SOLE                        470000
------------------------------------------------------------------------------------------------------------------------------------
Flamel Technologies SA     SPON ADR    338488109         24423     2439863     SH                SOLE                       2439863
------------------------------------------------------------------------------------------------------------------------------------
Fortress Intl GRP Inc.    *W Exp       34958D110            30      200000     SH                SOLE                        200000
                          07/12/2009
------------------------------------------------------------------------------------------------------------------------------------
Hercules Offshore Inc        COM       427093109          5188      136460     SH                SOLE                        136460
------------------------------------------------------------------------------------------------------------------------------------
Hythiam Inc                  COM       44919F104          9767     4036056     SH                SOLE                       4036056
------------------------------------------------------------------------------------------------------------------------------------
Medivation Inc.              COM       58501N101         37951     3208041     SH                SOLE                       3208041
------------------------------------------------------------------------------------------------------------------------------------
Novelos Therapeutics         COM        6700M100          6443     1725412     SH                SOLE                       1725412
Inc.(1)
------------------------------------------------------------------------------------------------------------------------------------
Parkervision Inc.            COM       701354102         17800     1792583     SH                SOLE                       1792583
------------------------------------------------------------------------------------------------------------------------------------
Rodman & Renshaw Cap GP      COM       77487R100          1455      447756     SH                SOLE                        447756
Inc.
------------------------------------------------------------------------------------------------------------------------------------
Silver Wheaton Corp.         COM       828336107           733       50000     SH                SOLE                         50000
------------------------------------------------------------------------------------------------------------------------------------
Star Scientific Inc.         COM       85517P101          1351     1126127     SH                SOLE                       1126127
------------------------------------------------------------------------------------------------------------------------------------
Storm Cat Energy Corp        COM       862168101            51       44178     SH                SOLE                         44178
------------------------------------------------------------------------------------------------------------------------------------
Sulphco Inc.                 COM       865378103         10062     4432600     SH                SOLE                       4432600
------------------------------------------------------------------------------------------------------------------------------------
Trina Solar LTD            SPON ADR    89628E104          6159      201000     SH                SOLE                        201000
Sponsored ADR
------------------------------------------------------------------------------------------------------------------------------------
Wellcare Health Plans        COM       94946T106          3308       91500     SH                SOLE                         91500
Inc
------------------------------------------------------------------------------------------------------------------------------------
XCorporeal Inc.              COM       98400P104          1036      142858     SH                SOLE                        142858
------------------------------------------------------------------------------------------------------------------------------------
Yahoo! Inc.                  COM       984332106          3882      187900     SH                SOLE                        187900
------------------------------------------------------------------------------------------------------------------------------------

(1) Securities of Novelos Therapeutics Inc. are not listed on the U.S. Securities and Exchange Commission's "Official List of
Section 13F Securities" as a 13(f) Security as defined in Section 13(f) of the Securities Exchange Act of 1934. However, Knoll
Capital Management, L.P. and KOM Capital Management, LLC have chosen to include these securities for informational purposes.